Annual Total Returns (Vanguard Large-Cap Index Fund - ETF Shares ETF) (Vanguard Large-Cap Index Fund, Vanguard Large-Cap Index Fund - ETF Shares)	12 Months Ended
Dec. 31, 2013
Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - ETF Shares
Annual Total Return
2013	32.65%
2012	16.09%
2011	1.58%
2010	15.81%
2009	27.80%
2008	(37.02%)
2007	6.44%
2006	15.61%
2005	6.26%